As filed with the U.S. Securities and Exchange Commission on April 1, 1999


                     Registration Nos. 333-11125 and 811-07795


                      U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                     POST-EFFECTIVE AMENDMENT NO. 18

                     AND

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   AMENDMENT NO. 19

                               J.P. MORGAN SERIES TRUST
                              (formerly JPM Series Trust)
                  (Exact Name of Registrant as Specified in Charter)

               60 State Street, Suite 1300, Boston, Massachusetts 02109
                       (Address of Principal Executive Offices)

          Registrant's Telephone Number, including Area Code: (617) 557-0700

                   Margaret W. Chambers, c/o Funds Distributor, Inc.
               60 State Street, Suite 1300, Boston, Massachusetts 02109
                        (Name and Address of Agent for Service)

      Copy to:            John E. Baumgardner, Jr., Esq.
                          Sullivan & Cromwell
                          125 Broad Street
                          New York, New York 10004


It is proposed that this filing will become effective  (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)
[ ] on [date] pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.



                                EXPLANATORY NOTE

     This post-effective amendment No. 18 to the registration statement of J.P. Morgan Series Trust (the "Registrant") on Form N-1A to make changes resulting from staff review of the initial filing of the J.P. Morgan Tax Aware Enhanced Income Fund and to make other non-material changes.

APRIL 1, 1999


PROSPECTUS

J.P. MORGAN INSTITUTIONAL
TAX AWARE ENHANCED INCOME FUND


-------------------------------------
Seeking high current after tax income
consistent with principal preservation
by investing in tax exempt and taxable
fixed income securities.


This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

JPMorgan

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

CONTENTS
--------------------------------------------------------------------------------
2
The fund's goal, investment approach, risks and expenses

J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND


Fund description ...............................................2
Investor expenses ..............................................3


4

FIXED INCOME MANAGEMENT APPROACH


J.P. Morgan ....................................................4
Who may want to invest .........................................4
Fixed income investment process ................................5

6
Investing in the J.P. Morgan Institutional
Tax Aware Enhanced Income Fund


YOUR INVESTMENT


Investing through a financial professional .....................6
Investing directly .............................................6
Opening your account ...........................................6
Adding to your account .........................................6
Selling shares .................................................7
Account and transaction policies ...............................7
Dividends and distributions ....................................8
Tax considerations .............................................8


9
More about risk and the fund's
business operations

FUND DETAILS


Business structure .............................................9
Management and administration ..................................9
Risk and reward elements ......................................10
Investments ...................................................12


FOR MORE INFORMATION ..................................back cover

                                                                             | 1

J.P. MORGAN INSTITUTIONAL
TAX AWARE ENHANCED INCOME FUND
--------------------------------------------------------------------------------
                                    REGISTRANT: J.P. MORGAN SERIES TRUST FUNDS
                                    (J.P. MORGAN TAX AWARE ENHANCED INCOME FUND:
                                    INSTITUTIONAL SHARES)


[GRAPHIC OMITTED]

RISK/RETURN SUMMARY


For a more detailed discussion of the fund's investments and their main risks, as well as fund strategies, please see pages 10-13.


[GRAPHIC OMITTED]

GOAL


The fund's goal is to provide high current after tax current income consistent with principal preservation. This goal can be changed without shareholder approval.


INVESTMENT APPROACH


The fund invests in municipal securities that J.P. Morgan believes have the potential to provide high current income that is free from federal income tax. The fund also may invest in taxable fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, asset-backed and mortgage-related securities, and money market instruments, that J.P. Morgan believes have the potential to provide higher current after tax income. These securities may be of any maturity, but under normal market conditions the fund's duration will range between three and eighteen months. The fund's tax aware investment strategies are described on page 4. For a description of duration, please see fixed income investment process on page 5.

Up to 25% of the fund's assets may be invested in foreign securities. All of the securities purchased by the fund, at the time of purchase, must be rated investment grade (BBB/Baa or better) by a nationally recognized statistical rating organization or the unrated equivalent, including at least 75% in securities rated A or better.

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5.

Although any rise in interest rates is likely to cause a fall in the price of fixed income securities, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income and, during periods of declining interest rates, may offer lower total returns than funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund may use interest rate swaps, futures contracts and options to help manage duration. The fund's tax aware strategies may reduce your taxable income but will not eliminate it. Maximizing after tax income may require trade-offs that reduce pre-tax income. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.



PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $1.2 billion using similar strategies as the fund.

The portfolio management team is led by Richard W. Oswald, vice president, who joined J.P. Morgan from CBS Inc. in 1996 where he served as treasurer, and Daniel B. Mulvey, vice president, who has been at J.P. Morgan since 1991.



--------------------------------------------------------------------------------
Before you invest
Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.


2 | J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


Annual fund operating expenses(1) (%)
(expenses that are deducted from fund assets)

Management fees                         0.25

Marketing (12b-1) fees                  none

Other expenses(2)                       0.39
---------------------------------------------
Total annual fund
operating expenses(2)                   0.64
---------------------------------------------


Expense example

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.


--------------------------------------------------------------------------------
                                                1 yr.            3 yrs.
Your cost($)                                     65               205
--------------------------------------------------------------------------------


(1) This table shows the fund's estimated expenses for the current fiscal year ending 10/31/99, before reimbursement, expressed as a percentage of the fund's estimated average net assets.


(2) After reimbursement, other expenses and total operating expenses for the current fiscal year ending 10/31/99 will be 0.00% and 0.25%, respectively. This reimbursement arrangement can be changed or terminated at any time after 2/29/00 at the option of J.P. Morgan.


                    J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND | 3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------
J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN INSTITUTIONAL TAX AWARE ENHANCED INCOME FUND


The fund is designed to provide a high level of after tax current income, price stability and liquidity. The fund's strategy may therefore include purchasing both municipal obligations that are exempt from federal income tax as well as taxable securities, depending on which opportunity J.P. Morgan determines will generate the highest after tax income (although the fund intends to invest at least 50% of its assets in tax exempt securities). It seeks to capitalize on fundamental and technical opportunities in the different markets to enhance return.


--------------------------------------------------------------------------------
Who may want to invest

The fund is designed for investors who:

o are in a high tax bracket and want to add a tax sensitive income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of longer duration bond funds

o    want to emphasize after tax return

The fund is not designed for investors who:

o    are investing for aggressive long-term growth

o    are investing through a tax-deferred account such as an IRA

o    are in a low tax bracket


4 | FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT PROCESS

J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different areas, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

[GRAPHIC OMITTED]

The fund invests across a range
of different types of securities

Sector allocation The sector allocation team meets regularly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

[GRAPHIC OMITTED]

The fund makes its portfolio decisions as described earlier in this prospectus

Security selection Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

[GRAPHIC OMITTED]

J.P. Morgan uses a disciplined process
to control the fund's sensitivity
to interest rates


Duration management Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The fund's duration may be shorter than the fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively short, between three and eighteen months. The strategists closely monitor the fund and make tactical adjustments as necessary.


                                            FIXED INCOME MANAGEMENT APPROACH | 5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments is $5,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

     By wire

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:


     Morgan Guaranty Trust Company of New York-Delaware
     Routing number: 031-100-238
     Credit: J.P. Morgan Institutional Funds
     Account number: 001-57-689
     FFC: your account number, name of registered owner(s) and fund name


     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

     By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.


6 | YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

     By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

     By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

     In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

     By exchange

o    Call the Shareholder Services Agent to effect an exchange.

     Redemption in kind

o The fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in this fund for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.


Transfer Agent                              Shareholder Services Agent
State Street Bank and Trust Company         J.P. Morgan Funds Services
P.O. Box 8411                               522 Fifth Avenue
Boston, MA 02266-8411                       New York, NY 10036
Attention: J.P. Morgan Funds Services       1-800-766-7722

   Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT | 7

Timing of settlements When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:

Transaction                             Tax status

Income dividends on                     Generally tax exempt
municipal obligations

Income dividends on                     Ordinary income
taxable securities

Short-term capital gains                Ordinary income
distributions

Long-term capital gains                 Capital gains
distributions

Sales or exchanges of                   Capital gains or
shares owned for more                   losses
than one year

Sales or exchanges of                   Gains are treated as ordinary
shares owned for one year               income; losses are subject
or less                                 to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

8 | YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE


The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION

The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:


Advisory services                     0.25% of the fund's average net
                                      assets

Administrative services               Fund's prorata portions of
(fee shared with Funds                0.09% of the first $7 billion
Distributor, Inc.)                    of average net assets in
                                      J.P. Morgan-advised portfolios,
                                      plus 0.04% of average net assets
                                      over $7 billion

Shareholder services                  0.10% of the fund's average
                                      net assets


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund do not properly process and calculate the date January 1, 2000 and dates thereafter. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the fund are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the fund or generally, the net asset value of the fund will decline.


                                                                FUND DETAILS | 9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also out- lines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

====================================================================================================================================
Potential risks                         Potential rewards                      Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions

o  The fund's share price, yield,       o  Bonds have generally                o  Under normal circumstances the fund plans to
   and total return will fluctuate         outperformed money market              remain fully invested in bonds and other fixed
   in response to bond market              investments over the long term,        income securities as noted in the table on
   movements                               with less risk than stocks             pages 12-13
o  The value of most bonds will         o  Most bonds will rise in value       o  The fund seeks to limit risk and enhance after
   fall when interest rates rise;          when interest rates fall               tax yields through careful management, sector
   the longer a bond's maturity and     o  Mortgage-backed and asset-backed       allocation, individual securities selection,
   the lower its credit quality,           securities can offer attractive        and duration management
   the more its value typically            returns                             o  During severe market downturns, the fund has
   falls                                                                          the option of investing up to 100% of assets in
o  Adverse market conditions may                                                  investment-grade short-term securities
   from time to time cause the fund                                            o  J.P. Morgan monitors interest rate trends, as
   to take temporary defensive                                                    well as geographic and demographic information
   positions that are inconsistent                                                related to mortgage-backed securities and
   with its principal investment                                                  mortgage prepayments
   strategies and may hinder the
   fund from achieving its
   investment objective
o  Mortgage-backed and asset-backed
   securities (securities
   representing an interest in, or
   secured by, a pool of mortgages
   or other assets such as
   receivables) could generate
   capital losses or periods of low
   yields if they are paid off
   substantially earlier or later
   than anticipated
------------------------------------------------------------------------------------------------------------------------------------
Management choices
o  The fund could underperform its      o  The fund could outperform its       o  J.P. Morgan focuses its active management on
   benchmark due to its sector,            benchmark due to these same            those areas where it believes its commitment to
   securities, or duration choices         choices                                research can most enhance after tax income and
o  The fund could generate lower        o  An optimal allocation could            manage risks in a consistent way
   after tax income if its                 enhance after tax income
   taxable/tax exempt allocation is
   not optimal
------------------------------------------------------------------------------------------------------------------------------------
Credit quality
o  The default of an issuer would       o  Investment-grade bonds have a       o  The fund maintains its own policies for
   leave the fund with unpaid              lower risk of default                  balancing credit quality against potential
   interest or principal                                                          yields and gains in light of its investment
                                                                                  goals
                                                                               o  J.P. Morgan develops its own ratings of unrated
                                                                                  securities and makes a credit quality
                                                                                  determination for unrated securities
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading
o  Increased trading would raise        o  The fund could realize gains in     o  The fund anticipates a portfolio turnover rate
   the fund's transaction costs            a short period of time                 of approximately 300%
o  Increased short-term capital         o  The fund could protect against      o  The fund generally avoids short-term trading,
   gains distributions would raise         losses if a bond is overvalued         except to take advantage of attractive or
   shareholders' income tax                and its value later falls              unexpected opportunities or to meet demands
   liability                                                                      generated by shareholder activity
====================================================================================================================================


10 | FUND DETAILS

====================================================================================================================================
Potential risks                         Potential rewards                      Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions
Foreign investments                     Potential rewards                      Policies to balance risk and reward
o  The fund could lose money            o  Foreign bonds, which represent a    o  Foreign bonds may be a significant investment
   because of foreign government           major portion of the world's           (25% of assets) for the fund
   actions, political instability,         fixed income securities, offer      o  To the extent that the fund invests in foreign
   or lack of adequate and accurate        attractive potential performance       bonds, it will hedge its currency exposure into
   information                             and opportunities for                  the U.S. dollar (see also "Derivatives")
o  Currency exchange rate movements        diversification
   could reduce gains or create         o  Favorable exchange rate
   losses                                  movements could generate gains
                                           or reduce losses


------------------------------------------------------------------------------------------------------------------------------------
Derivatives
o  Derivatives such as futures,         o  Hedges that correlate well with     o  The fund uses derivatives such as futures,
   options, swaps and forward              underlying positions can reduce        options, swaps and forward foreign currency
   foreign currency contracts that         or eliminate losses at low cost        contracts for hedging and for risk management
   are used for hedging the             o  The fund could make money and          (i.e., to adjust duration or to establish or
   portfolio or specific securities        protect against losses if              adjust exposure to particular securities,
   may not fully offset the                management's analysis proves           markets, or currencies)
   underlying positions1 and this          correct                             o  The fund only establishes hedges that it
   could result in losses to the        o  Derivatives that involve               expects will be highly correlated with
   fund that would not have                leverage could generate                underlying positions
   otherwise occurred                      substantial gains at low cost       o  While the fund may use derivatives that
o  Derivatives used for risk                                                      incidentally involve leverage, it does not use
   management may not have the                                                    them for the specific purpose of leveraging the
   intended effects and may result                                                portfolio
   in losses or missed
   opportunities
o  The counterparty to a
   derivatives contract could
   default
o  Certain types of derivatives
   involve costs to the fund which
   can reduce returns
o  Derivatives that involve
   leverage could magnify losses
------------------------------------------------------------------------------------------------------------------------------------
Securities lending
o  When a fund lends a security,        o  A fund may enhance income           o  J.P. Morgan maintains a list of approved
   there is a risk that the loaned         through the investment of the          borrowers
   securities may not be returned          collateral received from the        o  The fund receives collateral equal to at least
   if the borrower defaults                borrower                               100% of the current value of securities loaned
o  The collateral will be subject                                              o  The lending agents indemnify a fund against
   to the risks of the securities                                                 borrower default
   in which it is invested                                                     o  J.P. Morgan's collateral investment guidelines
                                                                                  limit the quality and duration of collateral
                                                                                  investment to minimize losses
                                                                               o  Upon recall, the borrower must return the
                                                                                  securities loaned within the normal settlement
                                                                                  period
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings
o  The fund could have difficulty       o  These holdings may offer more       o  The fund may not invest more than 15% of net
   valuing these holdings precisely        attractive yields or potential         assets in illiquid holdings
o  The fund could be unable to sell        growth than comparable widely       o  To maintain adequate liquidity to meet
   these holdings at the time or           traded securities                      redemptions, the fund may hold investment-grade
   price desired                                                                  short-term securities (including repurchase
                                                                                  agreements) and, for temporary or extraordinary
                                                                                  purposes, may borrow from banks up to 331/3% of
                                                                                  the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities
o  When the fund buys securities        o  The fund can take advantage of      o  The fund uses segregated accounts to offset
   before issue or for delayed             attractive transaction                 leverage risk
   delivery, it could be exposed to        opportunities
   leverage risk if it does not use
   segregated accounts
====================================================================================================================================


(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.


                                                               FUND DETAILS | 11

--------------------------------------------------------------------------------
Investments

This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.


------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
------------------------------------------------------------------------------------------------------------------------------------
Bank obligations Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
Commercial paper Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
------------------------------------------------------------------------------------------------------------------------------------
Corporate bonds Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions. Mortgages
(directly held) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls The sale of mortgage-backed securities with the promise to purchase similar securities at a later date.
Segregated accounts are used to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Participation interests Interests that represent a share of bank debt or similar securities or obligations.
------------------------------------------------------------------------------------------------------------------------------------
Private placements Bonds or other investments that are sold directly to an institutional investor.
------------------------------------------------------------------------------------------------------------------------------------
REITs and other real-estate related instruments Securities of issuers that invest in real estate or are secured by real estate.
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements Contracts whereby the fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt, Brady bonds, and debt of supranational organizations Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
------------------------------------------------------------------------------------------------------------------------------------
Swaps Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
------------------------------------------------------------------------------------------------------------------------------------
Tax exempt municipal securities Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon, pay-in-kind, and deferred payment securities Domestic and foreign securities offering non-cash or delayed-cash
payment.Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
------------------------------------------------------------------------------------------------------------------------------------


Risk related to certain investments held by J.P. Morgan Institutional fixed income funds:


Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk The risk of gains or losses disproportionately higher than the amount invested.


12 | FUND DETAILS

o  Permitted - bold

o  Permitted, but not typically used

                            Principal Types of Risk


------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, prepayment                                                                                      *
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                                                                         *(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                                                                  *(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                                                       *(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                                                       *(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation            o
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political, prepayment                                            *(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, liquidity, market, political, prepayment                                 o(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment                                                   *
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                                                            *
------------------------------------------------------------------------------------------------------------------------------------
credit, environmental, interest rate, liquidity, market, natural event, prepayment, valuation                                  *
------------------------------------------------------------------------------------------------------------------------------------
credit                                                                                                                         *
------------------------------------------------------------------------------------------------------------------------------------
credit                                                                                                                         o(2)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                                                             *(1)
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                                                                   *
------------------------------------------------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                                                                        *
------------------------------------------------------------------------------------------------------------------------------------
interest rate                                                                                                                  *
------------------------------------------------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                                                       *(1)
------------------------------------------------------------------------------------------------------------------------------------


Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk
The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Prepayment risk The risk
declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

(1) All foreign securities in the aggregate may not exceed 25% of the fund's assets.
(2) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the fund's total assets.

                                                               FUND DETAILS | 13

FOR MORE INFORMATION
--------------------------------------------------------------------------------
For investors who want more information on the fund, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. Morgan Institutional Tax Aware Enhanced Income Fund
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07795 and 333-11125.

J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
--------------------------------------------------------------------------------
J.P. Morgan Institutional Funds           |

Advisor                                    Distributor
J.P. Morgan Investment Management Inc.     Funds Distributor, Inc.
522 Fifth Avenue                           60 State Street
New York, NY 10036                         Boston, MA 02109
1-800-766-7722                             1-800-221-7930


                                                                      ITAEIP-994

APRIL 1, 1999


PROSPECTUS
================================================================================

J.P. MORGAN
TAX AWARE ENHANCED INCOME FUND



--------------------------------------------------------------------------------
Seeking high current after tax income
consistent with principal preservation by investing in tax exempt and taxable fixed income securities.



This prospectus contains essential information for anyone investing in the fund. Please read it carefully and keep it for reference.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.


Distributed by Funds Distributor, Inc.



                                                                        JPMorgan

CONTENTS
--------------------------------------------------------------------------------


2    The fund's goal, investment approach,      J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
     risks and expenses
                                                Fund description .............................................  2
                                                Investor expenses ............................................  3


4                                               FIXED INCOME MANAGEMENT APPROACH


                                                J.P. Morgan ..................................................  4
                                                Who may want to invest .......................................  4
                                                Fixed income investment process ..............................  5


6    Investing in the J.P. Morgan Tax Aware     YOUR INVESTMENT
     Enhanced Income Fund
                                                Investing through a financial professional ...................  6
                                                Investing directly ...........................................  6
                                                Opening your account .........................................  6
                                                Adding to your account .......................................  6
                                                Selling shares ...............................................  7
                                                Account and transaction policies .............................  7
                                                Dividends and distributions ..................................  8
                                                Tax considerations ...........................................  8



9    More about risk and the fund's             FUND DETAILS
     business operations
                                                Business structure ...........................................  9
                                                Management and administration ................................  9
                                                Risk and reward elements ..................................... 10
                                                Investments .................................................. 12


                                                FOR MORE INFORMATION ................................. back cover

J.P. Morgan
TAX AWARE ENHANCED INCOME FUND
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN SERIES TRUST
(J.P. MORGAN TAX AWARE ENHANCED INCOME FUND: SELECT SHARES)


-------  RISK/RETURN SUMMARY
GRAPHIC For a more detailed discussion of the fund's investments and their main ------- risks, as well as fund strategies, please see pages 10-13.

         GOAL
------- The fund's goal is to provide high current after tax income consistent GRAPHIC with principal preservation. This goal can be changed without ------- shareholder approval.

         INVESTMENT APPROACH
------- The fund invests in municipal securities that J.P. Morgan believes have GRAPHIC the potential to provide high current income that is free from federal ------- income tax. The fund also may invest in taxable fixed income securities, including U.S. government and agency securities, domestic and foreign corporate bonds, asset-backed and mortgage-related securities, and money market instruments, that J.P. Morgan believes have the potential to provide higher current after tax income. These securities may be of any maturity, but under normal market conditions the fund's duration will range between three and eighteen months. The fund's tax aware investment strategies are described on page 4. For a description of duration, please see fixed income investment process on page 5.

Up to 25% of the fund's assets may be invested in foreign securities. All of the securities purchased by the fund, at the time of purchase, must be rated investment grade (BBB/Baa or better) by a nationally recognized statistical rating organization or the unrated equivalent, including at least 75% in securities rated A or better.

The fund's share price and total return will vary in response to changes in interest rates. How well the fund's performance compares to that of similar fixed income funds will depend on the success of the investment process, which is described on page 5.

Although any rise in interest rates is likely to cause a fall in the price of fixed income securities, the fund's comparatively short duration is designed to help keep its share price within a relatively narrow range. Because it seeks to minimize risk, the fund will generally offer less income and, during periods of declining interest rates, may offer lower total returns than funds with longer durations. Because of the sensitivity of the fund's mortgage related securities to changes in interest rates, the performance and duration of the fund may be more volatile than if it did not hold these securities. The fund may use interest rate swaps, futures contracts and options to help manage duration. The fund's tax aware strategies may reduce your taxable income but will not eliminate it. Maximizing after tax income may require trade-offs that reduce pre-tax income. To the extent the fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the fund's share price is lower than when you invested.


PORTFOLIO MANAGEMENT


The fund's assets are managed by J.P. Morgan, which currently manages over $316 billion, including more than $1.2 billion using similar strategies as the fund.

The portfolio management team is led by Richard W. Oswald, vice president, who joined J.P. Morgan from CBS Inc. in 1996 where he served as treasurer, and Daniel B. Mulvey, vice president, who has been at J.P. Morgan since 1991.


--------------------------------------------------------------------------------
BEFORE YOU INVEST
Investors considering the fund should understand that:

o There is no assurance that the fund will meet its investment goal.

o The fund does not represent a complete investment program.

2     J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The expenses of the fund before reimbursement are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses after reimbursement are deducted from fund assets prior to performance calculations.


ANNUAL FUND OPERATING EXPENSES(1) (%)
(expenses that are deducted from fund assets)
--------------------------------------------------------------------------------
Management fees                                                 0.25

Marketing (12b-1) fees                                          none

Other expenses(2)                                               0.54
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(2)                                           0.79
--------------------------------------------------------------------------------

EXPENSE EXAMPLE
--------------------------------------------------------------------------------
The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
$10,000 initial investment, 5% return each year, total operating expenses (before reimbursement) unchanged, and all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and your actual costs may be higher or lower.
--------------------------------------------------------------------------------
                                                              1 yr.     3 yrs.
YOUR COST($)                                                   81         252
--------------------------------------------------------------------------------


1 This table shows the fund's estimated expenses for the current fiscal year ending 10/31/99, before reimbursement, expressed as a percentage of the fund's estimated average net assets.


2 AFTER REIMBURSEMENT, OTHER EXPENSES AND TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ENDING 10/31/99 WILL BE 0.25% AND 0.50%, RESPECTIVELY. This reimbursement arrangement can be changed or terminated at any time after 2/29/00 at the option of J.P. Morgan.




                             J.P. MORGAN TAX AWARE ENHANCED INCOME FUND       3

FIXED INCOME MANAGEMENT APPROACH
--------------------------------------------------------------------------------

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $316 billion in assets under management, including assets managed by the fund's advisor, J.P. Morgan Investment Management Inc.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND

The fund is designed to provide a high level of after tax current income, price stability and liquidity. The fund's strategy may therefore include purchasing both municipal obligations that are exempt from federal income tax as well as taxable securities, depending on which opportunity J.P. Morgan determines will generate the highest after tax income (although the fund intends to invest at least 50% of its assets in tax exempt securities). It seeks to capitalize on fundamental and technical opportunities in the different markets to enhance return.

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST
The fund is designed for investors who:

o are in a high tax bracket and want to add a tax sensitive income investment to further diversify a portfolio

o want an investment whose risk/return potential is higher than that of money market funds but generally less than that of longer duration bond funds

o   want an investment that pays monthly dividends

The fund is not designed for investors who:

o   are investing for aggressive long-term growth

o   are investing through a tax-deferred account such as an IRA

o   are in a low tax bracket

4   FIXED INCOME MANAGEMENT APPROACH

--------------------------------------------------------------------------------

FIXED INCOME INVESTMENT PROCESS
J.P. Morgan seeks to generate an information advantage through the depth of its global fixed-income research and the sophistication of its analytical systems. Using a team-oriented approach, J.P. Morgan seeks to gain insights in a broad range of distinct areas and takes positions in many different areas, helping the fund to limit exposure to concentrated sources of risk.

In managing the fund, J.P. Morgan employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities, and duration management.

                         -------
                         GRAPHIC
                         -------
The fund invests across a range
of different types of securities

SECTOR ALLOCATION The sector allocation team meets monthly, analyzing the fundamentals of a broad range of sectors in which the fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

                         -------
                         GRAPHIC
                         -------
The fund makes its portfolio decisions as described earlier in this prospectus

SECURITY SELECTION Relying on the insights of different specialists, including credit analysts, quantitative researchers, and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the fund's goal and strategy.

                         -------
                         GRAPHIC
                         -------
J.P. Morgan uses a disciplined process
to control the fund's sensitivity
to interest rates


DURATION MANAGEMENT Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The fund's duration may be shorter than the fund's average maturity because the maturity of a security only measures the time until final payment is due. The fund's target duration typically remains relatively short, between three and eighteen months. The strategists closely monitor the fund and make tactical adjustments as necessary.







                                        FIXED INCOME MANAGEMENT APPROACH     5

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL
If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING DIRECTLY
Investors may establish accounts without the help of an intermediary by using the instructions below and at right:


o Determine the amount you are investing. The minimum amount for initial investments is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-521-5411.


o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o    Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT
BY WIRE

o    Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

State Street Bank & Trust Company
Routing number: 011-000-028
Credit: J.P. Morgan Funds
Account number: 9904-226-9
FFC: your account number, name of registered owner(s) and fund name

BY CHECK
o    Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

BY EXCHANGE
o   Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT
BY WIRE
o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

BY CHECK
o    Make out a check for the investment amount payable to J.P. Morgan Funds.

o Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

BY EXCHANGE
o    Call the Shareholder Services Agent to effect an exchange.

6    YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

BY PHONE -- WIRE PAYMENT
o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

BY PHONE -- CHECK PAYMENT
o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

IN WRITING
o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o    Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o    Mail the letter to the Shareholder Services Agent.

BY EXCHANGE
o    Call the Shareholder Services Agent to effect an exchange.

REDEMPTION IN KIND
o The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The fund accepts telephone orders from all shareholders. To guard against fraud, the fund requires shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if the fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in this fund for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

The fund may alter, limit, or suspend its exchange policy at any time.


BUSINESS HOURS AND NAV CALCULATIONS The fund's regular business days and hours are the same as those of the New York Stock Exchange (NYSE). The fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using pricing services or market quotes. When these methods are not available or do not represent a security's value at the time of pricing (e.g. when an event occurs after the close of trading that would materially impact a security's value), the security is valued in accordance with the fund's fair valuation procedures.


TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. The fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
Transfer Agent                                      Shareholder Services Agent
STATE STREET BANK AND TRUST COMPANY                 J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                                       522 Fifth Avenue
Boston, MA 02266-8411                               New York, NY 10036
Attention; J.P. Morgan Funds Services               1-800-521-5411

                   Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                            YOUR INVESTMENT   7

--------------------------------------------------------------------------------
TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when the fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The fund sends monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months the fund sends out an annual or semi-annual report containing information on the fund's holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund may close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS
The fund typically declares income dividends daily and pays them monthly. If an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the fund earn dividends on the business day the purchase is effective, but not on the business day the redemption is effective. The fund distributes capital gains, if any, once a year. However, the fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. These dividends and distributions consist of most or all of the fund's net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS
In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities:
--------------------------------------------------------------------------------
Transaction                                     Tax status
--------------------------------------------------------------------------------
Income dividends on                             Generally tax exempt
municipal obligations
--------------------------------------------------------------------------------
Income dividends on                             Ordinary income
taxable securities
--------------------------------------------------------------------------------
Short-term capital gains                        Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                         Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of                           Capital gains or
shares owned for more                           losses
than one year
--------------------------------------------------------------------------------
Sales or exchanges of                           Gains are treated as ordinary
shares owned for one year                       income; losses are subject
or less                                         to special rules

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when the fund is about to declare a long-term capital gains distribution. A portion of the fund's returns may be subject to federal, state, or local tax, or the alternative minimum tax.

Every January, the fund issues tax information on its distributions for the previous year.

Any investor for whom the fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

8     YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE
The fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION
The fund and the other series of J.P. Morgan Series Trust are governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees the fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:


ADVISORY SERVICES                         0.25% of the fund's average net
                                          assets
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES                   Fund's prorata portion of
(fee shared with Funds                    0.09% of the first $7 billion
Distributor, Inc.)                        of average net assets in
                                          J.P. Morgan-advised portfolios,
                                          plus 0.04% of average net assets
                                          over $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                      0.25% of the fund's average
                                          net assets


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in the fund.


YEAR 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund do not properly process and calculate the date January 1, 2000 and dates thereafter. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the fund are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the fund or generally, the net asset value of the fund will decline.





                                                            FUND DETAILS    9

--------------------------------------------------------------------------------
RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the fund's overall risk and reward characteristics. It also outlines the fund's policies toward various investments, including those that are designed to help the fund manage risk.

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                        POTENTIAL REWARDS                    POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS
o The fund's share price, yield,       o Bonds have generally               o Under normal circumstances the fund plans to remain
  and total return will fluctuate        outperformed money market            fully invested in bonds and other fixed income
  in response to bond market             investments over the long term,      securities as noted in the table on pages 12-13
  movements                              with less risk than stocks         o The fund seeks to limit risk and enhance after tax
o The value of most bonds will         o Most bonds will rise in value        yields through careful management, sector allocation,
  fall when interest rates rise;         when interest rates fall             individual securities selection, and duration
  the longer a bond's maturity and     o Mortgage-backed and                  management
  the lower its credit quality, the      asset-backed securities can offer  o During severe market downturns, the fund has the
  more its value typically falls         attractive returns                   option of investing up to 100% of assets in
o Adverse market conditions may                                               investment-grade short-term securities
  from time to time cause the fund                                          o J.P. Morgan monitors interest rate trends, as well
  to take temporary defensive                                                 as geographic and demographic information related to
  positions that are inconsistent                                             mortgage-backed securities and mortgage prepayments
  with its principal investment
  strategies and may hinder the
  fund from achieving its
  investment objective
o Mortgage-backed and
  asset-backed securities
  (securities representing an
  interest in, or secured by, a
  pool of mortgages or other assets
  such as receivables) could
  generate capital losses or
  periods of low yields if they are
  paid off substantially earlier or
  later than anticipated
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES

o The fund could underperform its      o The fund could outperform its      o J.P. Morgan focuses its active management on those
  benchmark due to its sector,           benchmark due to these same          areas where it believes its commitment to research can
  securities, or duration choices        choices                              most enhance after tax income and manage risks in a
o The fund could generate lower                                               consistent way
  after tax income if its              o An optimal allocation could
  taxable/tax exempt allocation is       enhance after tax income
  not optimal
------------------------------------------------------------------------------------------------------------------------------------
CREDIT QUALITY

o The default of an issuer would       o Investment-grade bonds have a      o The fund maintains its own policies for balancing
  leave the fund with unpaid             lower risk of default                credit quality against potential yields and gains in
  interest or principal                                                       light of its investment goals
                                                                            o J.P. Morgan develops its own ratings of unrated
                                                                              securities and makes a credit quality determination
                                                                              for unrated securities
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

o Increased trading would raise        o The fund could realize gains in    o The fund anticipates a portfolio turnover rate of
  the fund's transaction costs           a short period of time               approximately 300%
o Increased short-term capital
  gains distributions would raise      o The fund could protect against     o The fund generally avoids short-term trading, except
  shareholders' income tax               losses if a bond is overvalued       to take advantage of attractive or unexpected
  liability                              and its value later falls            opportunities or to meet demands generated by
                                                                              shareholder activity
------------------------------------------------------------------------------------------------------------------------------------

10    FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                        POTENTIAL REWARDS                      POLICIES TO BALANCE RISK AND REWARD
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS
o The fund could lose money            o Foreign bonds, which represent a     o Foreign bonds may be a significant investment
  because of foreign government          major portion of the world's fixed     (25% of assets) for the fund
  actions, political instability, or     income securities, offer
  lack of adequate and accurate          attractive potential performance     o To the extent that the fund invests in foreign
  information                            and opportunities for                  bonds, it will hedge its currency exposure into
                                         diversification                        the U.S. dollar (see also "Derivatives")
o Currency exchange rate movements     o Favorable exchange rate
  could reduce gains or create           movements could generate gains or
  losses                                 reduce losses
------------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

o Derivatives such as futures,         o Hedges that correlate well with      o The fund uses derivatives such as futures,
  options, swaps and forward foreign     underlying positions can reduce or     options, swaps and forward foreign currency
  currency contracts that are used       eliminate losses at low cost           contracts for hedging and for risk management
  for hedging the portfolio or         o The fund could make money and          (i.e., to adjust duration or to establish or
  specific securities may not fully      protect against losses if              adjust exposure to particular securities, markets,
  offset the underlying positions(1)     management's analysis proves           or currencies)
  and this could result in losses to     correct
  the fund that would not have         o Derivatives that involve             o The fund only establishes hedges that it expects
  otherwise occurred                     leverage could generate                will be highly correlated with underlying
o Derivatives used for risk              substantial gains at low cost          positions
  management may not have the
  intended effects and may result in                                          o While the fund may use derivatives that
  losses or missed opportunities                                                incidentally involve leverage, it does not use
o The counterparty to a                                                         them for the specific purpose of leveraging the
  derivatives contract could default                                            portfolio
o Certain types of derivatives
  involve costs to the fund which
  can reduce returns
o Derivatives that involve
  leverage could magnify losses
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING


o When a fund lends a security,        o A fund may enhance income            o J.P. Morgan maintains a list of approved
  there is a risk that the loaned        through the investment of the          borrowers
  securities may not be returned if      collateral received from the         o The fund receives collateral equal to at least
  the borrower defaults                  borrower                               100% of the current value of securities loaned
o The collateral will be subject                                              o The lending agents indemnify a fund against
  to the risks of the securities in                                             borrower default
  which it is invested                                                        o J.P. Morgan's collateral investment guidelines
                                                                                limit the quality and duration of collateral
                                                                                investment to minimize losses
                                                                              o Upon recall, the borrower must return the
                                                                                securities loaned within the normal settlement
                                                                                period
------------------------------------------------------------------------------------------------------------------------------------
ILLIQUID HOLDINGS


o The fund could have difficulty       o These holdings may offer more        o The fund may not invest more than 15% of net
  valuing these holdings precisely       attractive yields or potential         assets in illiquid holdings
                                         growth than comparable widely
o The fund could be unable to sell       traded securities                    o To maintain adequate liquidity to meet
  these holdings at the time or                                                 redemptions, the fund may hold investment-grade
  price desired                                                                 short-term securities (including repurchase
                                                                                agreements) and, for temporary or extraordinary
                                                                                purposes, may borrow from banks up to 331/3% of
                                                                                the value of its total assets
------------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

o When the fund buys securities        o The fund can take advantage of       o The fund uses segregated accounts to offset
  before issue or for delayed            attractive transaction                 leverage risk
  delivery, it could be exposed to       opportunities
  leverage risk if it does not use
  segregated accounts
------------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                              FUND DETAILS  11

--------------------------------------------------------------------------------
INVESTMENTS

This table discusses the customary types of investments which can be held by the fund. In each case the principal types of risk are listed on the following page (see below for definitions).This table reads across two pages.


--------------------------------------------------------------------------------
ASSET-BACKED securities Interests in a stream of payments from specific assets, such as auto or credit card receivables.
--------------------------------------------------------------------------------
BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.
--------------------------------------------------------------------------------
COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P or Moody's.
--------------------------------------------------------------------------------
CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.
--------------------------------------------------------------------------------
CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.
--------------------------------------------------------------------------------
MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.
--------------------------------------------------------------------------------
MORTGAGE DOLLAR ROLLS The sale of mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.
--------------------------------------------------------------------------------
PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.
--------------------------------------------------------------------------------
REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS Contracts whereby the fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.
--------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS Contracts whereby the fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
--------------------------------------------------------------------------------
SOVEREIGN DEBT, BRADY BONDS, AND DEBT OF SUPRANATIONAL ORGANIZATIONS Dollar- or non-dollar-denominated securities issued by foreign governments or supranational organizations. Brady bonds are issued in connection with debt restructurings.
--------------------------------------------------------------------------------
SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated accounts are used to offset leverage risk.
--------------------------------------------------------------------------------
TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.
--------------------------------------------------------------------------------
ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.
--------------------------------------------------------------------------------
RISK RELATED TO CERTAIN INVESTMENTS HELD BY J.P. MORGAN FIXED INCOME FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

12   FUND DETAILS

--------------------------------------------------------------------------------
*   Permitted - bold

o   Permitted, but not typically used

                            Principal Types of Risk

----------------------------------------------------------------------------------------------

credit, interest rate, market, prepayment                                                 *
----------------------------------------------------------------------------------------------
credit, currency, liquidity, political                                                    *(1)
----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political                             *(1)
----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                  *(1)
----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                  *(1)
----------------------------------------------------------------------------------------------
credit, environmental, extension, interest rate, liquidity, market,                       o
natural event, political, prepayment, valuation
----------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, market, political,                  *(1)
prepayment
----------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, leverage, liquidity, market, political,       o(1)
prepayment
----------------------------------------------------------------------------------------------
credit, currency, extension, interest rate, liquidity, political, prepayment              *
----------------------------------------------------------------------------------------------
credit, interest rate, liquidity, market, valuation                                       *
----------------------------------------------------------------------------------------------
credit, environmental, interest rate, liquidity, market, natural event, prepayment,
valuation                                                                                 *
----------------------------------------------------------------------------------------------
credit                                                                                    *
----------------------------------------------------------------------------------------------
credit                                                                                    o(2)
----------------------------------------------------------------------------------------------
credit, currency, interest rate, market, political                                        *(1)
----------------------------------------------------------------------------------------------
credit, currency, interest rate, leverage, market, political                              *
----------------------------------------------------------------------------------------------
credit, interest rate, market, natural event, political                                   *
----------------------------------------------------------------------------------------------
interest rate                                                                             *
----------------------------------------------------------------------------------------------
credit, currency, interest rate, liquidity, market, political, valuation                  *(1)
----------------------------------------------------------------------------------------------

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.


MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1 All foreign securities in the aggregate may not exceed 25% of the fund's assets.

2 All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the fund's total assets.

                                                             FUND DETAILS   13

--------------------------------------------------------------------------------
FOR MORE INFORMATION

For investors who want more information on the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for the fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of the fund's policies, investment restrictions, and business structure. This prospectus incorporates the fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the fund, may be obtained by contacting:

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036
Telephone:  1-800-521-5411
Hearing impaired:  1-888-468-4015
Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The fund's investment company and 1933 Act registration numbers are 811-07795 and 333-11125.

J.P. MORGAN FUNDS AND THE
MORGAN TRADITION
The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
----------------------------------------------------------------------
J.P. MORGAN FUNDS

Advisor                                        Distributor
J.P. Morgan Investment Management Inc.         Funds Distributor, Inc.
522 Fifth Avenue                               60 State Street
New York, NY 10036                             Boston, MA 02109
1-800-521-5411                                 1-800-221-7930

                  J.P. MORGAN SERIES TRUST


         J.P. MORGAN TAX AWARE ENHANCED INCOME FUND


             STATEMENT OF ADDITIONAL INFORMATION






                        APRIL 1, 1999










THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUSES DATED APRIL 1, 1999, AS SUPPLEMENTED FROM TIME TO TIME. THE FUNDS' PROSPECTUSES ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., 60 STATE STREET, SUITE 1300, BOSTON, MASSACHUSETTS 02109, ATTENTION: J.P. MORGAN SERIES TRUST (800) 221-7930.

                                                         Page



GENERAL------------------------------------------------------------------------1
INVESTMENT OBJECTIVE AND
POLICIES-----------------------------------------------------------------------1
INVESTMENT
RESTRICTIONS------------------------------------------------------------------27
TRUSTEES AND
OFFICERS----------------------------------------------------------------------29
INVESTMENT
ADVISOR-----------------------------------------------------------------------33
DISTRIBUTOR-------------------------------------------------------------------36
CO-ADMINISTRATOR--------------------------------------------------------------36
SERVICES
AGENT-------------------------------------------------------------------------37
CUSTODIAN AND TRANSFER
AGENT-------------------------------------------------------------------------37
SHAREHOLDER
SERVICING---------------------------------------------------------------------38
FINANCIAL
PROFESSIONALS-----------------------------------------------------------------39
INDEPENDENT
ACCOUNTANTS-------------------------------------------------------------------39
EXPENSES----------------------------------------------------------------------39
PURCHASE OF
SHARES------------------------------------------------------------------------40
REDEMPTION OF
SHARES------------------------------------------------------------------------41
EXCHANGE OF
SHARES------------------------------------------------------------------------42
DIVIDENDS AND
DISTRIBUTIONS-----------------------------------------------------------------42
NET ASSET
VALUE-------------------------------------------------------------------------43
PERFORMANCE
DATA--------------------------------------------------------------------------44
PORTFOLIO
TRANSACTIONS------------------------------------------------------------------45
MASSACHUSETTS
TRUST-------------------------------------------------------------------------47
DESCRIPTION OF
SHARES------------------------------------------------------------------------47
TAXES-------------------------------------------------------------------------48
ADDITIONAL
INFORMATION-------------------------------------------------------------------51
APPENDIX A - DESCRIPTION OF SECURITY
RATINGS-----------------------------------------------------------------------53

GENERAL


         J.P. Morgan Tax Aware Enhanced Income Fund (the "Fund") is a series of J.P. Morgan Series Trust, an open-end management investment company organized as a Massachusetts business trust (the "Trust"). To date, the Trustees of the Trust have authorized the issuance of two classes of shares--Institutional Shares and Select Shares.


         This Statement of Additional Information provides additional information with respect to the Fund and should be read in conjunction with the Fund's current prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings assigned to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

     The Fund is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by any bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and at the time it is redeemed, be higher or lower than the amount originally invested.

INVESTMENT OBJECTIVE AND POLICIES


         The following discussion supplements the information in the Prospectus regarding the investment objective and policies of the Fund.

         The Fund is designed for investors seeking high after tax income, consistent with low volatility of principal. The Fund invests in quality municipal obligations that the Advisor believes have the potential to provide high current income that is free from federal income tax. The Fund also invests in taxable fixed income securities that the Advisor believes have the potential to provide high after tax income.


Investment Process for the Fund

         Duration Management. Duration will be actively managed based on internal economic research, forecasts of interest rates and their volatility, and the shape of the yield curve. The portfolio's duration will generally range between 90 days to 18 months.

         Sector Allocation. The Advisor's Fixed Income Group recommends sector allocation strategies. Within each sector, the Advisor utilizes option adjusted spread analysis as one measure of sector attractiveness. Current spreads also are judged against their historical norm. The Advisor utilizes market and credit research to assess fair value and the likelihood of sector spreads widening or narrowing.

         Security Selection. The Advisor utilizes its extensive credit and quantitative research, portfolio management and trading capabilities across all fixed income markets to select securities. Securities will be selected based upon the issuer's ability to return principal at a rate offering an attractive return when compared to similar securities available in the marketplace.

         The various types of securities in which the Fund may invest are described below.

Tax Exempt Obligations


     The Fund invests in tax exempt obligations. A description of the various types of tax exempt obligations which may be purchased by the Fund appears below. See "Quality and Diversification Requirements."


         Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

         Municipal Notes. The Fund also may invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance typically ranging from six months to two years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.


         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Funds may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes, with maturities of sixty days or less, are valued at amortized cost; no value is assigned to the right of each Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. For a description of the attributes of master demand obligations, see "Money Market Instruments-Commerical Paper" below. Although there is no secondary market for master demand obligations, such obligations are considered by the Funds to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.


Taxable Fixed Income Investments

         The Fund also may invest in a broad range of taxable fixed income securities of domestic and foreign corporate and government issuers. The corporate securities in which the Fund may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized securities and zero coupon securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. In addition, the value of zero coupon securities which do not pay interest is more volatile than that of interest bearing debt securities with the same maturity.

Corporate Bonds and Other Debt Securities

         The Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objective and policies. A description of these investments appears below. See "Quality and Diversification Requirements." For information on short-term investments in these securities, see "Money Market Instruments."

         Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

         Government Guaranteed Mortgage-Backed Securities. Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes") are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs") and the Federal National Mortgage Association ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to these federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

         There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed real estate mortgage investment conduit certificates ("REMIC Certificates"), other collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities.

         Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

         Multiple class securities include CMOs and REMIC Certificates issued by U.S. Government agencies, instrumentalities (such as Fannie Mae) and sponsored enterprises (such as Freddie Mac) or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgaged-backed securities and payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

         CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage-backed securities (the "Mortgage Assets"). The obligations of Fannie Mae and Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae and Freddie Mac, respectively.

         CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final scheduled distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities, issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by private issuers. Although the market for such securities is increasingly liquid, privately issued SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The Advisor may determine that SMBS which are U.S. Government securities are liquid for purposes of the Fund's limitation on investments in illiquid securities in accordance with procedures adopted by the Board of Trustees. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

         Mortgages (directly held). The Fund may invest directly in mortgages. Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by the Advisor.

         The directly placed mortgages in which the Fund invests may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that the Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, the Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of the Fund or the Advisor. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean-up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

         Auction Rate Securities. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minium yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

         Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code").

         The fund's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the fund's assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. The fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the fund.

         Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

         Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

         Corporate Fixed Income Securities. The Fund may invest in publicly and privately issued debt obligations of U.S. and non-U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Foreign Investments

     The Fund may invest up to 25% of its total assets at the time of purchase, in securities of foreign issuers.

         Investors should realize that the value of the Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

         Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs") or other similar securities of foreign issuers. ADRs are securities typically issued by a U.S. financial institution (a "depository") that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs include American Depository Shares and New York Shares. EDRs are receipts issued by a European financial institution. GDRs (sometimes referred to as Continental Depository Receipts ("CDRs")) are securities typically issued by a non-U.S. financial institution that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs, GDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security.

         Holders of an unsponsored depository receipt generally bear all costs of the unsponsored facility. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of the receipts with respect to the deposited securities.

         Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, including currency blockage.

         Sovereign Fixed Income Securities. The Fund may invest in fixed income securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. Investment in sovereign fixed income securities involves special risks not present in corporate fixed income securities. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund's net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

         A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

         Brady Bonds. The Fund may invest in Brady bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989 and do not have a long payment history. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady bonds.

         Obligations of Supranational Entities. The Fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

         Foreign Currency Exchange Transactions. Because the Fund may buy and sell securities and receive interest in currencies other than the U.S. dollar, the Fund may enter into foreign currency exchange transactions from time to time. The Fund either enters into these transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies. The cost of the Fund's spot currency exchange transactions is generally the difference between the bid and offer spot rate of the currency being purchased or sold.

         A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are derivative instruments, as their value derives from the spot exchange rates of the currencies underlying the contract. These contracts are entered into in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

         The Fund may enter into foreign currency exchange transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or anticipated securities transactions. The Fund also may enter into forward contracts to hedge against a change in foreign currency exchange rates that would cause a decline in the value of existing investments denominated or principally traded in a foreign currency. To do this, the Fund would enter into a forward contract to sell the foreign currency in which the investment is denominated or principally traded in exchange for U.S. dollars or in exchange for another foreign currency. The Fund will enter into forward contract to sell a foreign currency for another foreign currency only if the Advisor expects the foreign currency purchased to appreciate against the U.S. dollar.

         Although these transactions are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might be realized should the value of the hedged currency increase. In addition, forward contracts that convert a foreign currency into another foreign currency will cause the Fund to assume the risk of fluctuations in the value of the currency purchased against the hedged currency and the U.S. dollar. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Investing in Emerging Markets

         The Fund also may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

         Transaction costs in emerging markets may be higher than in the United States and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.


Additional Investments

         Convertible Securities. The Fund may invest in convertible securities of domestic and foreign issuers. The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest will accrue to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining its net asset value. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash or other liquid assets, in an amount at least equal to such commitments. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could (as with the disposition of any other fund obligation) incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

         Investment Company Securities. Securities of other investment companies may be acquired by the Fund to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.


         Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements, securities lending and mortgage dollar rolls) are limited in the aggregate and may not exceed 33-1/3% of the fund's total assets. See "Investment Restrictions".

         Mortgage Dollar Roll Transactions. The Fund may engage in mortgage dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a mortgage dollar roll transaction, the Fund sells a mortgage backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee. When the Fund enters into a mortgage dollar roll transaction, liquid assets in an amount sufficient to pay for the future repurchase are segregated with the custodian. Mortgage dollar roll transactions are considered reverse repurchase agreements for purposes of the Fund's investment restrictions. All forms of borrowing (including reverse repurchase agreements, securities lending and mortgage dollar rolls) are limited in the aggregate and may not exceed 33-1/3% of the fund's total assets.

         Loans of Portfolio Securities. The Fund is permitted to lend its securities in an amount up to 331/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, (generally three business days after notice) or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the Fund and its respective shareholders. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances before entering into such an agreement, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Advisor or the Fund's distributor, unless otherwise permitted by applicable law. All forms of borrowing (including reverse repurchase agreements, securities lending and mortgage dollar rolls) are limited in the aggregate and may not exceed 33-1/3% of the fund's total assets.


         Illiquid Investments; Privately Placed and Other Unregistered Securities. The Fund may not acquire any illiquid securities if, as a result thereof, more than 15% of its net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity.

         As to illiquid investments, these restricted holdings are subject to the risk that the Fund will not be able to sell them at a price the Fund deems representative of their value. If a restricted holding must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. Also, a considerable period may elapse between the time of the decision to sell and the time the Fund is permitted to sell a holding under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Money Market Instruments

         Although the Fund intends, under normal circumstances and to the extent practicable, to be fully invested in municipal obligations and taxable fixed income securities, the Fund may invest in money market instruments to the extent consistent with its investment objective and policies. The Fund may invest in money market instruments to invest temporary cash balances, to maintain liquidity to meet redemptions or as a defensive measure during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Fund appears below. See "Quality and Diversification Requirements."

     U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credit of the issuing agency.

         Bank Obligations. Unless otherwise noted below, the Fund may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of
(i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

         Commercial Paper. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan Guaranty Trust Company of New York ("Morgan"), an affiliate acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if, at the time of investment, the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, an affiliate of the Advisor, in its capacity as a commercial bank, has made a loan.


         Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Trust's Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the agreement is in effect and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

Quality and Diversification Requirements

         The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

     The Fund also will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."

         If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions.

         The Fund invests in a diversified portfolio of securities that are considered "high grade," and "investment grade", as described in Appendix A. In addition, at the time the Fund invests in any commercial paper, bank obligation, repurchase agreement, or any other money market instruments, the investment must have received a short term rating of investment grade or better (currently Prime-3 or better by Moody's or A-3 or better by Standard & Poor's) or the investment must have been issued by an issuer that received a short term investment grade rating or better with respect to a class of investments or any investment within that class that is comparable in priority and security with the investment being purchased by the Fund. If no such ratings exist, the investment must be of comparable investment quality in the Advisor's opinion, but will not be eligible for purchase if the issuer or its parent has long term outstanding debt rated below BBB.


         In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Options and Futures Transactions


         The Fund may purchase and sell (a) exchange traded and over-the-counter
(OTC) put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

         The Fund may use futures contracts and options for hedging and risk management purposes. The Fund may not use futures contracts and options for speculation.

         The Fund may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund's investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund's objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund's return. While the use of these instruments by the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Advisor applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Fund's return. Certain strategies limit the Fund's possibilities to realize gains as well as its exposure to losses. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate.

         The Fund may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets. In addition, the Fund will not purchase or sell (write) futures contracts, options on futures contracts or commodity options for risk management purposes if, as a result, the aggregate initial margin and options premiums required to establish these positions exceed 5% of the net asset value of the Fund.


Options


         Purchasing Put and Call Options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exits. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

         The buyer of a typical put option can expect to realize a gain if the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

         Selling (Writing) Put and Call Options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for the receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the party to the option chooses to exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

         If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

         Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

         The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

         Options on Indexes. The Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.


         For a number of reasons, a liquid market may not exist and thus the Fund may not be able to close out an option position that it has previously entered into. When the Fund purchases an OTC option, it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.


         Exchange Traded and OTC Options. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Fund's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


Futures Contracts


         The Funds may purchase and sell futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When the Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

         When the Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Fund buys or sells a futures contract it will be required to deposit "initial margin" with its custodian in a segregated account in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Fund to close out its futures positions. Until it closes out a futures position, the Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.


         The Fund will segregate liquid assets in connection with its use of options and futures contracts to the extent required by the staff of the Securities and Exchange Commission. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          Options on Futures Contracts. The Fund may purchase and sell put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of fixed income securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities.

         Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.


         The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are paid by a Fund into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC's interpretations thereunder.


         Combined Positions. The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell futures contracts or purchase put and call options, including put and call options on futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

         Liquidity of Options and Futures Contracts. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)


         Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, the Fund or the Advisor may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.


         Asset Coverage for Futures Contracts and Options Positions. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums. In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Swaps and Related Swap Products. The Fund may engage in swap transactions, including, but not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

         The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that the Fund may be required to pay.

         Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.


         The "notional amount" of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event the Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by the Fund, payments by the parties will be exchanged on a "net basis", and the Fund will receive or pay, as the case may be, only the net amount of the two payments.


         The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

         The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Advisor is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund.


           The Advisor will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.


         The Fund will maintain cash or liquid assets in a segregated account with its custodian in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

         The Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Advisor. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

         The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Advisor and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and
(5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.


         The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which the Fund may engage in such transactions.


         Risks Associated with Derivative Securities and Contracts. The risks associated with the Fund's transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk, and liquidity and valuation risk.

     Market Risk. Investments in structured securities are subject to market risk. The following: the interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other financial indicators (reference prices). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in currency exchange rates and other reference prices the market risks described above. Entering into a derivative contract involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial investment made or the premium received by the Fund.

        Leverage and Volatility Risk. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. If the Fund enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to maintain a segregated account consisting of cash or liquid assets, hold offsetting portfolio securities or cover written options which may partially offset the leverage inherent in these transactions. Segregation of a large percentage of assets could impede portfolio management or an investor's ability to meet redemption requests.


         Correlation Risk. The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's assets.


     Credit  Risk.   Derivative   securities  and  over-the-counter   derivative
contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

         Liquidity and Valuation Risk. Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Fund's ability to terminate over-the-counter derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.


Risk Management


         The Fund may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Advisor wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Fund to purchase futures contracts on long term debt securities. Similarly, if the Advisor wishes to decrease fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.


INVESTMENT RESTRICTIONS


         The investment restrictions set forth below have been adopted by the Trust with respect to the Fund. Except as otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of purchasing securities to the market value of the Fund's assets.


         The Fund:

     1. May not make any investments inconsistent with the Fund's classification as a diversified investment company under the 1940 Act;

         2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry, except as permitted by the SEC;

         3. May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

         4. May not borrow money, except to the extent permitted by applicable law;

         5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

         6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate, and (c) make direct investments in mortgages;

         7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and


         8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.


     Non-Fundamental   Investment  Restrictions.   The  investment  restrictions
described below are not fundamental policies of the Fund and may be changed by the Trustees. These non-fundamental investment policies require that the Fund:


         (i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments which are illiquid;

         (ii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

         (iii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules.


         If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Advisor may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

Trustees

         The Trustees of the Trust, their principal occupations during the past five years, business addresses and dates of birth are set forth below.

     FREDERICK S. ADDY-Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, Texas 78746, and his date of birth is January 1, 1932.

     WILLIAM G. BURNS-Trustee; Retired; Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, Florida 32779, and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER-Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, New Jersey 08540, and his date of birth is May 23, 1934.


         MATTHEW HEALEY1-Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1993. His address is Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436, and his date of birth is August 23, 1937.


     MICHAEL P. MALLARDI-Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Charnwood Drive, Suffern, New York 10910, and his date of birth is March 17, 1934.

         Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), the J.P. Morgan Institutional Funds and J.P. Morgan Funds and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1998 is set forth below.

      NAME OF TRUSTEE AND TITLE

                                AGGREGATE TRUSTEE

                                      TOTAL TRUSTEE COMPENSATION ACCRUED BY THE
                                            MASTER PORTFOLIOS(*), J.P. MORGAN
                                     INSTITUTIONAL FUNDS, J.P. MORGAN FUNDS AND
                                          THE TRUST DURING 1998(**)

Frederick S. Addy, Trustee        $494                 $75,000

William G. Burns, Trustee         $494                 $75,000

Arthur C. Eschenlauer, Trustee    $494                 $75,000

Matthew Healey, Trustee (***)     $494                 $75,000
  Chairman and Chief Executive
  Officer

Michael P. Mallardi, Trustee      $494                 $75,000

(*) The J.P. Morgan Funds and J.P. Morgan Institutional Funds are each multi-series registered investment companies that are part of a two-tier (master-feeder) investment fund structure. Each series of the J.P. Morgan Funds and J.P. Morgan Institutional Funds is a feeder fund that invests all of its investable assets in one of 15 registered investment companies comprised of 22 separate master portfolios (collectively, the "Master Portfolios").

     (**) No investment company within the fund complex has a pension or retirement plan.

     (***) During 1998, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $157,400, contributed $23,610 to a defined contribution plan on his behalf and paid $17,700 in insurance premiums for his benefit.

         The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly, The Pierpont Family of Funds), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

Officers

         The Trust's executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of the Advisor, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The Chief Executive Officer receives no compensation in his capacity as an officer of the Trust. The officers conduct and supervise the business operations of the Trust. The Trust has no employees.

         The officers of the Trust, their principal occupations during the past five years and dates of birth are set forth below. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY-Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Country Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS-Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY-Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual"), and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY-Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

     KAREN JACOPPO-WOOD-Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY-Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY-Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant for Investors Bank & Trust Company. Prior to July 1994 she was a finance student at Stonehill College. Her date of birth is July 5, 1972.

     MARY A. NELSON-Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     MARY JO PACE-Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

         STEPHANIE D. PIERCE-Vice President and Assistant Secretary. Vice President and Client Development Manager for FDI since April 1998. From April 1997 to March 1998, Ms. Pierce was employed by Citibank, NA as an officer of Citibank and Relationship Manager on the Business and Professional Banking team handling over 22,000 clients. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was a Second Vice President with Chase Manhattan Bank. Her address is 200 Park Avenue, New York, New York 10166. Her date of birth is August 18, 1968.

     GEORGE A. RIO-President and Assistant Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. From September 1983 to May 1994, Mr. Rio was Senior Vice President & Manager of Client Services and Director of Internal Audit at The Boston Company. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO-Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

INVESTMENT ADVISOR

         The Trust has retained JPMIM as Investment Advisor to provide investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Trustees, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

         JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of more than $316 billion.

         J.P. Morgan has a long history of service as an advisor, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.


         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification, and quantitative and credit analysis.


         The investment advisory services the Advisor provides to the Fund are not exclusive under the terms of the Investment Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Fund. See "Portfolio Transactions."


         The benchmark for the Fund is the 90 day treasury bill. In many respects, the volatility of the fund's returns are similar to the 90 day treasury bill.


         Morgan, also a wholly owned subsidiary of J.P. Morgan, is a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         The Fund is managed by officers of the Advisor who, in acting for their clients, including the Fund, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of J.P. Morgan or with any of its affiliated persons, with the exception of certain investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Advisory
Agreements, the Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to 0.15% of the Fund's average daily net assets.

         The Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Fund, provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time with respect to the Fund without penalty by a vote of a majority of the Trust's Trustees or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Fund. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks and their subsidiaries, such as the Advisor, from engaging in the business of underwriting or distributing securities. The Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company that continuously issues shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor, administrator, shareholder servicing agent or custodian to such an investment company. The Advisor believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Fund.

         If the Advisor were prohibited from acting as investment advisor to the Fund, it is expected that the Trustees of the Trust would recommend to shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan provides certain financial, fund accounting, administrative and shareholder services to the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Fund's distributor.

         The Distribution Agreement will continue in effect with respect to the Fund for a period of two years after execution and will continue thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding voting securities or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party. The Distribution Agreement is also terminable with respect to the Fund at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under a Co-Administration Agreement with the Trust, FDI also serves as the Trust's Co-Administrator. The Co-Administration Agreement may be renewed or amended by the Trustees without a shareholder vote. The Co-Administration Agreement is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Fund; (ii) provides officers for the Trust; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files regulatory documents and mails communications to Trustees and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreement, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other registered investment companies subject to similar arrangements with FDI.

SERVICES AGENT

         The Trust, on behalf of the Fund, has entered into an Administrative Services Agreement (the "Services Agreement") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund. The Services Agreement may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreement, Morgan provides certain administrative and related services to the Fund, including services related to tax compliance, preparation of financial statements, calculation of performance data, oversight of service providers and certain regulatory and Board of Trustee matters.

         Under the Services Agreement, the Fund has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Fund, the Trust's other series and the Master Portfolios in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets, and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the total net assets of the Trust and the other investment companies provided administrative services by Morgan.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's custodian and fund accounting, transfer and dividend disbursing agent. Pursuant to the Custodian Contract with the Trust, State Street is responsible for maintaining the books and records of the Fund's portfolio transactions and for holding portfolio securities and cash. The custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The  Trust,  on behalf  of the Fund,  has  entered  into a  Shareholder
Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for Fund shareholders. Under this agreement, Morgan is responsible for performing, directly or through an agent, shareholder account administrative and servicing functions, which include but are not limited to answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing FDI of the gross amount of purchase orders for Fund shares; and providing other related services.

         Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan for these services a fee of 0.10% with respect to Institutional Shares and 0.25% with respect to Select Shares (in each case, expressed as a percentage of the average daily net asset value of the relevant class of Fund shares owned by or for shareholders for whom Morgan is acting as Shareholder Servicing Agent). Morgan acts as Shareholder Servicing Agent for all shareholders.

         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and for providing administrative services to the Fund under the Services Agreement, and JPMIM in acting as Advisor to the Fund under the Investment Advisory Agreement may raise issues under these laws. However, Morgan and JPMIM believe that they may properly perform these services and the other activities described in the Prospectuses without violating the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Fund might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as J.P. Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to the Fund or J.P. Morgan.

         The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, it applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

INDEPENDENT ACCOUNTANTS


         The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator", "Distributor", "Services Agent" and "Shareholder Servicing" above, the Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, fees under state securities laws, custodian fees and brokerage expenses.

PURCHASE OF SHARES

         Additional Minimum Balance Information. If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out your account and send the proceeds to the address of record.

         Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Fund reserves the right to determine the purchase orders that they will accept.


         References in the Prospectuses and this Statement of Additional Information to customers of J.P. Morgan or a financial professional include customers of their affiliates, and references to transactions by customers with J.P. Morgan or a financial professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.


         The Fund may, at its own option, accept securities in payment for shares. The securities so delivered are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

     Prospective investors may purchase shares with the assistance of a financial professional and the financial professional may charge the investor a fee for this service and other services it provides to its customers. J.P. Morgan may pay fees to financial professionals for services in connection with fund investments. See "Financial Professionals" above.

REDEMPTION OF SHARES

         Investors may redeem shares of the Fund as described in the Prospectus. The Fund generally intends to pay redemption proceeds in cash; however, it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. See below and "Exchange of Shares."

         The Trust, on behalf of the Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

         If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash. If shares are redeemed in-kind, the redeeming shareholder might incur costs in converting the assets into cash. The Trust is in the process of seeking exemptive relief from the SEC with respect to redemptions in-kind by the Fund. If the requested relief is granted, the Fund would then be permitted to pay redemptions to greater than 5% shareholders in securities, rather than in cash, to the extent permitted by the SEC and applicable law. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.


         In  general,  the Fund will  attempt to select  securities  for in-kind redemptions that approximate the overall characteristics of the Fund's portfolio. The Fund will not distribute illiquid securities to satisfy in-kind redemptions. For purposes of effecting in-kind redemptions, securities will be valued in the manner regularly used to value the Fund's portfolio securities. The Fund will not redeem its shares in-kind in a manner that after giving effect to the redemption would cause it to violate its investment restrictions or policies. See the Prospectuses for information on redemptions in-kind.


         Other Redemption Processing Information. Redemption requests may not be processed if the redemption request is not submitted in proper form. A redemption request is not in proper form unless the Fund has received the shareholder's certified taxpayer identification number and address. In addition, if shares were paid for by check and the check has not yet cleared, redemption proceeds will not be transmitted until the check has cleared, which may take up to 15 days. The Fund reserves the right to suspend the right of redemption or postpone the payment of redemption proceeds to the extent permitted by the SEC. Shareholders may realize taxable gains upon redeeming shares.

         For information regarding redemption orders placed through a financial professional, please see "Financial Professionals" above.

EXCHANGE OF SHARES

         Subject to the limitations below, an investor may exchange shares from the Fund into any other J.P. Morgan Fund or J.P. Morgan Institutional Fund without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. See "Redemption of Shares." Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of a fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectus.


         Dividends and capital gains distributions paid by the Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. The tax effects, if any, of dividends and distributions are the same whether they are paid in shares or cash. Dividends and distributions to be paid in cash are credited to the shareholder's account at Morgan or at his financial professional or, in the case of certain Morgan customers, are mailed by check in accordance with the customer's instructions. The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time.


         If a shareholder has elected to receive dividends and/or capital gains distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value separately for each class of shares outstanding once daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Fund also may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.

         Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Unlisted securities are valued at the last average of the quoted bid and asked prices in the OTC market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing average currency exchange rate on the valuation date.

         Securities or other assets for which market quotations are not readily available (including certain restricted and illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

         Trading in securities in most foreign markets is normally completed before the close of trading in U.S. markets and may also take place on days on which the U.S. markets are closed. If events materially affecting the value of securities occur between the time when the market in which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of actual distributions, total return or capital appreciation for the various Fund classes in reports, sales literature and advertisements published by the Trust. Current performance information may be obtained by calling Morgan at (800) 766-7722.

         The classes of shares of the Fund may bear different shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of another class. Performance quotations will be computed separately for each class of the Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Funds will not be included in calculations of yield and total return.

         Yield Quotations. As required by regulations of the SEC, the annualized yield for each class of shares of the Fund is computed by dividing the Fund's net investment income per share attributable to the class earned during a 30-day period by the net asset value of the class on the last day of the period. The average daily number of shares of the class outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

         Total Return Quotations. As required by regulations of the SEC, average annual total return of each class of shares of the Fund for a period is computed by assuming a hypothetical initial payment of $10,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The average annual total return is then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, also may be calculated.

         General. Performance will vary from time to time depending upon market conditions, the composition of the portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for the Fund for all purchases and sales of portfolio securities, enters into repurchase agreements and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objectives and Policies."

         Fixed income and debt securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Advisor intends to seek best execution on a competitive basis for both purchases and sales of securities.

         In selecting a broker, the Advisor considers a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the broker's financial condition; and the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor decides that the broker chosen will provide the best execution. The Advisor monitors the reasonableness of the brokerage commissions paid in light of the execution received. The Trust's Trustees review regularly the reasonableness of commissions and other transaction costs incurred by the Fund in light of facts and circumstances deemed relevant from time to time and, in that connection, will receive reports from Morgan and published data concerning transaction costs incurred by institutional investors generally.

         Research services provided by brokers to which the Advisor has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of the Advisor's clients and not solely or necessarily for the benefit of the Fund. The Advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The Fund does not reduce its fee to the Advisor by any amount that might be attributable to the value of such services.

         Subject to the overriding objective of obtaining the best execution of orders, the Advisor may allocate a portion of the Fund's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trust's Trustees, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Advisor or FDI or any "affiliated person" (as defined in the 1940
Act) thereof when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities from any underwriting group of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         Investment decisions made by the Advisor are the product of many factors in addition to basic suitability for the Fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Fund only may sell a security to another series of the Trust or to other accounts managed by the Advisor or its affiliates in accordance with procedures adopted by the Trustees.


         It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund, as well as other clients, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with the Advisor's fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.


MASSACHUSETTS TRUST

         The Trust is a "Massachusetts business trust" of which the Fund is a series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under
Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that the shareholders will not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund will contain a provision to the effect that the shareholders are not personally liable thereunder.

         The Trust's Declaration of Trust further provides that no Trustee, officer, employee or agent of the Trust is liable to the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons ("disabling conduct"). It also provides that all third persons must look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. The Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund, except liabilities arising from disabling conduct.

DESCRIPTION OF SHARES

     The Fund represents a separate series of shares of beneficial interest of the Trust. Fund shares are further divided into separate classes. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in the Fund. To date, the Fund is authorized to issue Institutional Shares and Select Shares.

         Each share represents an equal proportional interest in the Fund with each other share of the same class. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights.

         The shareholders of the Trust are entitled to one full or fractional vote for each dollar or fraction of a dollar invested in shares. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration, subject to certain removal procedures, and to appoint their own successors. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the net asset value of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the net asset value of the Trust. The Trustees also are required, under certain circumstances, to assist shareholders in communicating with other shareholders.

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of the Prospectuses. These laws and regulations are subject to change by legislative or administrative action.

         The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities and other income (including but not limited to gains from options and futures contracts) derived with respect to its business of investing in such stock or securities; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, investments in other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

         As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed in accordance with the Code's requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to federal income tax.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

         The Fund intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which is properly designated as consisting of interest received by the Fund on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Fund, other than the alternative minimum tax under certain circumstances. In view of the Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances.

         Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital loss is generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. If dividend payments exceed income earned by the Fund, the overdistribution would be considered a return of capital rather than a dividend payment. The Fund intends to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a 20% rate of tax.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. Long term capital gain of an individual holder is subject to a maximum tax rate of 20%. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less (i) will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares and (ii) will be disallowed to the extent of any tax-exempt interest dividends received by the shareholder with respect to such shares. Investors are urged to consult their tax advisors concerning the limitation on the deductible of capital losses. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

         Certain options and futures held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes - i.e., treated as having been sold at market value. For options and futures contracts, 60% of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss regardless of how long the Fund has held such options or futures.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

ADDITIONAL INFORMATION

         Telephone calls to the Fund, J.P. Morgan or State Street may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.


         Statements contained in this Statement of Additional Information and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Trust's Registration Statement. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or FDI. The Prospectuses and this Statement of Additional Information do not constitute an offer by the Fund or by FDI to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or FDI to make such offer in such jurisdictions.


The Year 2000 Initiative

         With the new millennium rapidly approaching, organizations are examining their computer systems to ensure they are year 2000 compliant. The issue, in simple terms, is that many existing computer systems use only two numbers to identify a year in the date field with the assumption that the first two digits are always "19." As the century is implied in the date, on January 1, 2000, computers that are not year 2000 compliant will assume the year is 1900. Systems that calculate, compare or sort using the incorrect date will cause erroneous results, ranging from system malfunctions to incorrect or incomplete transaction processing. If not remedied, potential risks include business interruption or shutdown, financial loss, reputation loss and/or legal liability.


         J.P. Morgan has undertaken a firmwide initiative to address the year 2000 issue and has developed a comprehensive plan to prepare, as appropriate, its computer systems. Each business line has taken responsibility for identifying and fixing the problem within its own area of operation and for addressing all interdependencies. A multidisciplinary team of internal and external experts supports the business teams by providing direction and firmwide coordination. Working together, the business and multidisciplinary teams have completed a thorough education and awareness initiative and a global inventory and assessment of J.P. Morgan's technology and application portfolio to understand the scope of the year 2000 impact at J.P. Morgan. J.P. Morgan presently is renovating and testing these technologies and applications in partnership with external consulting and software development organizations, as well as with year 2000 tool providers. J.P. Morgan has substantially complete renovation, testing and validation of its key systems and is preparing to participate in industry-wide testing (or streetwide testing) in 1999. J.P. Morgan is also working with key external parties, including clients, counterparties, vendors, exchanges, depositories, utilities, suppliers, agents and regulatory agencies, to stem the potential risks the year 2000 problem poses to J.P. Morgan and to the global financial community. For potential failure scenarios where risks are deemed significant and where such risk is considered to have a higher probability of occurrence, J.P. Morgan will attempt to develop business recovery/contingency plans. These plans, are being developed in the first half of 1999, will define the infrastructure that should be put in place for managing a failure during the millennium event itself.

         Costs associated with efforts to prepare J.P. Morgan's systems for the year 2000 approximated $95 million in 1997 and $112 million for the first nine months of 1998. In 1999, J.P. Morgan is continuing its efforts to prepare its systems for the year 2000. The total cost to become year-2000 compliant is estimated at $300 million (for firmwide systems upgrade, not just for systems relating to mutual funds), for internal systems renovation and testing, testing equipment and both internal and external resources working on the project. The costs associated with J.P. Morgan becoming year-2000 compliant will be borne by J.P. Morgan and not the Fund.

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB - Debt rated BB are regarded as having less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

Commercial Paper, including Tax Exempt

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 - This designation indicates that the degree of safety regarding timely payment is satisfactory.

A-3 - This designation indicates that the degree of safety regarding timely payment is adequate.

Short-Term Tax-Exempt Notes

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

Corporate and Municipal Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper, Including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. - High rates of return on funds employed. - Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Short-Term Tax Exempt Notes

MIG-1             - The short-term  tax-exempt  note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.


--------
1 Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Healey is also an "interested person" (as defined in the 1940 Act) of the Advisor due to his son's affiliation with JPMIM.


PART C

ITEM 23.  EXHIBITS.

     (a) Declaration of Trust.(1)

     (a)1 Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(2)

     (a)2 Amendment No. 2 to Declaration of Trust, Second Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(4)

     (a)3 Amendment No. 3 to Declaration of Trust, Third Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(6)

     (a)4 Amendment No. 4 to Declaration of Trust, Fourth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(8)

     (a)5 Amendment No. 5 to Declaration of Trust, Fifth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(10)

      (b)      Restated By-Laws.(2)

     (d) Amended Investment Advisory Agreement between Registrant and J.P. Morgan Investment Management Inc. ("JPMIM").(9)

     (e)  Form  of   Distribution   Agreement   between   Registrant  and  Funds
Distributor, Inc. ("FDI").(2)

     (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").(2)

     (h)1 Form of Co-Administration Agreement between Registrant and FDI.(2)

     (h)2 Form of Administrative Services Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan").(2)

     (h)3 Form of Transfer Agency and Service Agreement between Registrant and State Street.(2)

     (h)4 Form of Restated Shareholder Servicing Agreement between Registrant and Morgan.(9)

      (j)      Consent of independent accountants.(not applicable)

      (l)     Purchase agreement with respect to Registrant's initial shares.(2)

      (n)      Financial Data Schedules (filed herewith)

      (o)1     18f-3 Plan for J.P. Morgan California Bond Fund.(3)

      (o)2     18f-3 Plan for J.P. Morgan Global 50 Fund. (7)

     (o)3  18f-3 Plan for J.P.  Morgan Tax Aware  Enhanced  Income  Fund (11)

      -------------------
      (1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).

      (2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No. 0001016964-96-000034).

      (3) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 10, 1997 (Accession No. 0001016964-97-000014).

      (4) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 19, 1997 (Accession No.
               0001016964-97-000117).

      (5) Incorporated herein from Registrant's registration statement on Form N-1A as filed on October 21, 1997 (Accession No. 0001042058-97-000005).

      (6)      Incorporated herein from Registrant's  registration  statement on
               Form   N-1A   as   filed   on   January   2,   1998    (Accession
               No.0001041455-98-000012).

      (7) Incorporated herein from Registrant's registration statement on Form N-1A as filed on March 2, 1998 (Accession No.
               0001042058-98-000030).

          (8) Incorporated herein from Registrant's registration statement on Form N-1A as filed on July 28, 1998 (Accession No.
          0001041455-98-000039).

      (9) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 25, 1998 (Accession No. 0001041455-98-000054).

      (10) Incorporated herein from Registrant's registration statement on Form N-1A as filed on December 30, 1998(Accession No. 0001041455-98-000054).

      (11) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 1, 1999 (Accession No. 0000899681-99-000024).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

               Not applicable.

ITEM 25. INDEMNIFICATION.

 Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust and
Section 5 of Registrant's Distribution Agreement.

 Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

         JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated. JPMIM manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies.

         To the knowledge of the Registrant, none of the directors, except those set forth below, or executive officers of JPMIM, is or has been during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated, which owns all the outstanding stock of JPMIM.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  Funds   Distributor,   Inc.  (the   "Distributor")  is  the  principal
underwriter of the Registrant's shares.

     Funds Distributor, Inc. acts as principal underwriter for the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor, Inc. does not act as depositor or investment adviser to any of the investment companies.

     Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b)
 The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.:

Director, President and Chief Executive Officer:     Marie E. Connolly
Executive Vice President:                            George Rio
Executive Vice President:                            Donald R. Roberson
Executive Vice President:                            William S. Nichols
Director, Senior Vice President, Treasurer and
  Chief Financial Officer:                           Joseph F. Tower, III
Senior Vice President, General Counsel, Chief
  Compliance Officer, Secretary and Clerk            Margaret M. Chambers
Senior Vice President:                               Paula R. David
Senior Vice President:                               Judith K. Benson
Senior Vice President:                               Gary S. MacDonald
Director, Chairman of the Board, Executive
   Vice President                                    William J. Nutt

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Rules thereunder will be maintained at the offices of:

     Morgan Guaranty Trust Company of New York and J.P. Morgan Investment Management Inc.: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as investment advisor, shareholder servicing agent and administrative services agent).

     State Street Bank and Trust Company: 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

     Funds Distributor, Inc.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

     Pierpont Group, Inc.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

ITEM 29. MANAGEMENT SERVICES.

               Not applicable.

ITEM 30. UNDERTAKINGS.

      (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 1st day of April, 1999.

J.P. MORGAN SERIES TRUST


By       /s/ George A. Rio
         ---------------------------------------
         George A. Rio
         Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 1, 1999.


------------------------------
George A. Rio
President and Treasurer
Officer of the Portfolios

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ George A. Rio
         ----------------------------
         George A. Rio
         as attorney-in-fact pursuant to a power of attorney.

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------    ------------------------
EX-99.(n)1-4      Financial Data Schedules